Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of deferred tax variation
Opening balance	$ (4,827)	$ (5,622)	$ (6,692)
Deferred tax on income	(403)	455	387
Deferred tax on shareholders' equity	255	27	(490)
Changes in scope of consolidation and others	(695)	151	1,154
Currency translation adjustment	28	162	19
Closing balance	$ (5,642)	$ (4,827)	$ (5,622)